RESTRICTED CASH	8 Months Ended	9 Months Ended
	Dec. 31, 2012	Sep. 30, 2013
Cash and Cash Equivalents [Abstract]
Restricted Cash and Cash Equivalents Disclosure [Text Block]
NOTE 5—RESTRICTED CASH

As of December 31, 2012, the Company is required to maintain certain cash balances with counterparties for broker activity and collateral for the Company's repurchase agreements in non-interest bearing accounts.

The following table presents the Company's restricted cash balances at December 31, 2012:

December 31, 2012
Restricted cash balance held by:
Broker counterparties for derivatives trading	$570,247
Repurchase counterparties as restricted collateral	1,363,143
Total	$1,933,390

NOTE 5 – RESTRICTED CASH

As of September 30, 2013, the Company is required to maintain certain cash balances with counterparties for broker activity and collateral for the Company's repurchase agreements in non-interest bearing accounts.

The following table presents the Company's restricted cash balances as of September 30, 2013 and December 31, 2012:

Restricted cash balance held by:
Broker counterparties for derivatives trading	$11,936,026	$570,247
Repurchase counterparties as restricted collateral	1,725,632	1,363,143
FOAC as minimum required capital	30,000	-
Total	$13,691,658	$1,933,390